Business Combinations	12 Months Ended
Dec. 31, 2019
Business combinations
Business combinations

(3)  Business Combinations

2019

(a)Acquisition of assets used in plasma donor centers

On 31 May 2019 the Group, through its subsidiary Haema AG, acquired four plasma donor centers from  Kedplasma, GmbH. The agreed purchase price was Euros 20,500 thousand.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

Thousands of Euros

Cost of the business combination
Payment in cash	20,500
Total business combination cost	20,500

Fair value of net assets acquired	1,620

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	18,880

The resulting goodwill is allocated to the Bioscience segment and it includes the donor data base, FDA licenses and workforce.

The fair value of net assets acquired mainly includes property, plant and equipment amounting to Euros 1,396 thousand.

(b)Acquisition of Interstated Blood Bank, Inc. Group

On 11 May 2016 Grifols acquired a 49.19% stake in Interstate Blood Bank, Inc. (IBBI), 48.97% of Bio-Blood Components, Inc. (Bio-Blood) and 48.90% of Plasma Biological Services, LLC. (PBS) (“IBBI Group”), with headquarters inMemphis, USA, for the price of US Dollars 100 million (Euros 88,215 thousand). The Group also entered into a call option on the remaining shares for a price of US Dollars 100 million, having agreed a payment of US Dollars 10 million (Euros 9,007 thousand) for the call option. The purchase price and the call right were paid upon signature of the contract. The principal business activity of IBBI and its affiliates is the collection of plasma for the plasma fractionation industry, with 26 plasma collection centers, 9 blood donation centers and one laboratory.

In April 2019, the Group has exercised the call option and has completed the acquisition of the remaining shares of the IBBI group companies.

Details of the aggregate business combination cost, the fair value of the net assets acquired and the goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Consideration paid
Cash paid	88,984	100,000

Total consideration paid	88,984	100,000

Fair value of the previous investment in the company	94,126	105,779
Fair value of the call option	8,898	10,000

Fair value of net assets acquired	19,345	21,744

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	172,663	194,035

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities are as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars

Intangible assets (note 8)	77	87
Property, plant and equipment (note 10)	23,724	26,661
Inventories	10,271	11,543
Trade and other receivables	12,080	13,575
Other current assets	2,015	2,265
Cash and cash equivalents	1,961	2,204
Total assets	50,128	56,335

Non-current liabilities	(10,233)	(11,500)
Current liabilities	(20,550)	(23,091)

Total liabilities and contingent liabilities	(30,783)	(34,591)

Total net assets acquired	19,345	21,744

The resulting goodwill has been allocated to the Bioscience segment.

The variation between the fair value of the previous investment and the book value amounts to Euros 4,521 thousand and has been recognized as an income in section “Share of income/(losses) of equity accounted investees with group’s similar activity” in the consolidated statement of profit or loss. Had the acquisition taken place on 1 January 2019, the net amount of the Group´s revenue would have increased by Euros 10,146 thousand and profit would have decreased by Euros 1,436 thousand.

IBBI’s net revenue and profit between the acquisition date and 31 December 2019 amounts to Euros 13,364 thousand and Euros 280 thousand, respectively.

2018

(a)Acquisition of assets used in centers from Kedplasma

In August and December 2018, the Group, through its company Biomat USA, Inc., acquired six donor centers from Kedplasma LLC. The purchase price agreed was Euros 20,939 thousand and Euros 21,841 thousand, respectively.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

	Thousands of Euros	Thousands of US Dollars

Cost of the business combination

Payment in cash	42,780	50,163

Total business combination cost	42,780	50,163

Fair value of net assets acquired	5,042	5,787

Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	37,738	44,376

The resulting goodwill is allocated to the Bioscience segment and it includes the donor data base, FDA licenses and workforce.

The fair value of net assets acquired mainly includes property, plant and equipment amounting to Euros 4,942 thousand.

(b)Biotest Acquisition

On 1 August 2018, Grifols, through its subsidiary Grifols Shared Services North America, Inc. completed the acquisition of 100% of the shares in Biotest US Corporation for a price of US Dollars 286,454 thousand, after obtaining the consent of the US Federal Trade Commission. Grifols acquired the shares from Biotest Divestiture Trust.

Biotest USA owns a plasma collection business in the USA with 24 plasma collection centers throughout the territory. In fiscal year 2017, it obtained approximately 850,000 liters of plasma.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Total business combination cost	245,126	286,454
Fair value of net assets acquired	114,463	133,761
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	130,663	152,693

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Cash and cash equivalents	5,876	6,867
Trade and other receivables	15,114	17,663
Inventories	18,235	21,309
Other assets	2,438	2,849
Intangible assets (note 8)	19,511	22,800
Goodwill	5,571	6,510
Property, Plant and equipment (note 10)	22,190	25,931
Deferred tax assets	33,917	39,635
Financial assets	10,975	12,825
Total assets	133,827	156,389
Trade and other payables	(5,322)	(6,219)
Other liabilities	(4,249)	(4,965)
Deferred tax liability	(4,878)	(5,700)
Long-term liabilities	(4,915)	(5,744)
Total liabilities and contingent liabilities	(19,364)	(22,628)
Total net assets acquired	114,463	133,761
Goodwill (note 7)	130,663	152,693
Total business combination cost	245,126	286,454

The resulting goodwill was allocated to the Bioscience segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue and profit would have increased by Euros 90,216 thousand and Euros 5,592 thousand, respectively.

The revenue and profit of Biotest between the acquisition date and 31 December 2018 amounted to Euros 73,747 thousand and Euros 7,473 thousand, respectively.

On 28 December 2018, Grifols sold Biotest US Corporation and Haema AG to Scranton Enterprises B.V. for a total of US Dollars 538,014 thousand (see note 1). Scranton is an existing shareholder of Grifols (see note 31). The sale of Biotest and Haema to Scranton took place for the same price, at the December 2018 US Dollar/Euro exchange rate, and under the same terms and conditions existing when Grifols acquired both companies.

The sale of Biotest and Haema did not result in a loss of control for the Group. In assessing the existence of control, Grifols considered the potential voting rights to determine whether it had power and therefore control. The Group holds potential voting rights arising from the repurchase options of the shares and they are substantive, based on the following:

•The sale contract includes a call option for Grifols which grants the irrevocable and exclusive right (not an obligation) to be able to acquire the shares sold to Scranton (both at the same time) at any time from the effective date of sale.

•The purchase option has been negotiated jointly in the same sale agreement of the entities.

•The price of exercising the call option will be equal to the higher of: a) the price at which Grifols sold them plus costs incurred in the transaction and plus the increase in working capital and (b) the amount of  debt that Scranton owns related to this transaction at the date on which Grifols exercises the option (principal plus interest plus any other cost to be able to cancel said loan). Considering that the projections for the entities are for growth and an improvement in their results is expected, it is concluded that said call option is "in the money" since their market price is estimated to be higher than that agreed in the call option.

•Even if a nullity clause on the call option is included in the case of default by the buyer (standard clause included in financing agreements), it has been considered remote since Grifols will have the capacity to exercise said call option in the remediation period of 90 days.

•There are no agreements between shareholders that establish that the relevant decisions are approved in a different manner than by majority vote.

•There is a commitment from Grifols to provide support services in the plasma collection business of the donation centers for their subsequent sale and thus ensure that these companies will continue to operate effectively, as well as ensuring the continuity and growth of said entities. Likewise, there is a "Plasma Supply Agreement" agreement whereby the plasma to be produced by these entities will be almost entirely to meet the needs of Grifols. There is no exclusivity of sale.

The aforementioned are indicators of Grifols' power over these entities, even after their sale, considering that the repurchase options are susceptible to being exercised and Grifols would have the financial capacity to carry them out.

Consequently, the sale of the entities did not result in a loss of control, which is why the entities continue to consolidate, recording the sale as a transaction in equity without any impact on the consolidated statements of profit and loss.

(c)Haema AG

On 19 March 2018, Grifols entered into an agreement with Aton GmbH for the purchase of 100% of the shares of the German based pharmaceutical company Haema AG, in exchange for a purchase price of Euros 220,191 thousand on a debt free basis. This transaction was closed in June 2018.

As a result of this acquisition Grifols acquired Haema’s business, based on the collection of plasma for fractionation, which includes 35 plasma collection centers located throughout Germany, and three more centers under construction at the acquisition date. Haema AG’s headquarters are located in Leipzig and measure approximately 24,000 m² (which include administration, production, storage and power station buildings) and it also has a central laboratory in Berlin.

Haema AG employs about 1,100 people and collected almost 800,000 liters of plasma in the preceding financial year, coming from approximately 1 million donations.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

Thousands of Euros
Total business combination cost	220,191
Fair value of net assets acquired	49,057
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (see note 7)	171,134

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

Fair value
Thousands of Euros
Cash and cash equivalents	7,727
Trade and other receivables	10,321
Inventories	5,535
Other assets	836
Intangible assets (note 8)	1,518
Property, Plant and equipment (note 10)	25,407
Total assets	51,344
Trade and other payables	(1,795)
Contingent liabilities	(492)
Total liabilities and contingent liabilities	(2,287)
Total net assets acquired	49,057
Goodwill (note 7)	171,134
Total business combination cost	220,191

The resulting goodwill was allocated to the Bioscience segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue would have increased by Euros 39,517 thousand and the Group´s profit would not have changed significantly.

The revenue and profit of Haema AG between the acquisition date and 31 December 2018 amounted to Euros 46,758 thousand and Euros 53 thousand, respectively.

On 28 December 2018, Grifols sold Haema AG to Scranton Enterprises B.V (see note 3 (b) for further details).

(d)Goetech, LLC  Acquisition (“MedKeeper”)

On 26 January 2018, Grifols through its subsidiary Grifols Shared Services North America, Inc, subscribed a capital increase for an amount of US Dollars 98 million in the U.S company Goetech LLC, with headquarters in Denver, Colorado, and trading as Medkeeper. As a result of this transaction, Grifols held a 51% interest in Medkeeper and also held a majority position on the board of directors.

The acquisition agreement included the repurchase of own shares by Medkeeper from the non-controlling shareholder in the amount of US Dollars 14 million (in 2 business days) and US Dollars 20 million (in two years) (see note 21(d)). The agreement grants a call option to Grifols to acquire the remaining non-controlling stake for a term of three years and Medkeeper has a put option to sell this stake to Grifols, which may be executed at the end of the three-year period.

As the non-controlling shareholders did not have access to the economic rewards associated with the underlying ownership interests related to shares under the put and call commitment, we the advance-acquisition method was applied. Under this method the agreement was recognized as an advance acquisition of the underlying non-controlling interest, as if the put option had already been exercised by the non-controlling shareholders.

Medkeeper´s core business is the development and distribution of web and mobile-based platforms for hospital pharmacies that improve quality standards, productivity in the processes, control systems and monitoring different preparations, while increasing patient safety.

This investment enhances the activity of the Grifols Hospital Division and it is part of the strategy to underpin this division into the U.S. market.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
First repurchase of non-controlling interests	11,475	14,000
Second repurchase of non-controlling interests (discounted amount)	14,952	18,241
Purchase of remaining non-controlling interests	42,998	52,458
Total business combination cost	69,425	84,699
Fair value of net assets acquired	14,104	17,207
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired) (note 7)	55,321	67,492

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

	Fair value
	Thousands of Euros	Thousands of US Dollars
Intangible assets (note 8)	30,561	37,285
Property, Plant and equipment (note 10)	67	82
Other non-current assets	2,350	2,867
Other current assets	4,453	5,433
Total assets	37,432	45,667
Non-current liabilities	(2,186)	(2,667)
Current liabilities	(7,711)	(9,407)
Deferred tax liability	(13,431)	(16,386)
Total liabilities and contingent liabilities	(23,328)	(28,460)
Total net assets acquired	14,104	17,207

The resulting goodwill was allocated to the Hospital segment.

Had the acquisition taken place on 1 January 2018, the net amount of the Group´s revenue and profit would not have changed significantly.

The revenue and profit of Goetech LLC between the acquisition date and 31 December 2018 amounted to Euros 9,210 thousand and Euros 1,778 thousand, respectively.

(e)Aigües Minerals de Vilajuïga, S.A.

On 1 June 2017 the Group acquired of 50% of the voting rights in Aigües Minerals de Vilajuïga, S.A. a company based in Vilajuïga, Girona, Spain.

On 12 January 2018 the Group acquired the remaining 50% of the voting rights and consequently Grifols holds 100% of the voting rights for a total amount of Euros 550 thousand.

Aigües Minerals de Vilajuïga, S.A.’s principal activity is the collection and use of mineral-medicinal waters and the procurement of all necessary administrative concessions in order to facilitate the extraction of these waters and find the best way to exploit them.

2017

(a)Hologic Acquisition

On 14 December 2016 Grifols entered into an asset purchase agreement to acquire assets corresponding to Hologic’s NAT (Nucleic Acid Testing) business donor screening unit for US Dollars 1,865 million. The transaction was closed on 31 January 2017. The agreement encompasses the acquisition of the Hologic business engaged in research, development and manufacture of assays and instruments based on NAT technology for transfusion and transplantation screening. In addition, it was agreed to cancel the existing joint-collaboration agreement for the commercialization of NAT donor screening products by Grifols. NAT technology makes it possible to detect the presence of infectious agents in blood and plasma donations, contributing to greater transfusion safety.

The transaction was structured through the purchase of assets by Grifols Diagnostic Solutions, Inc., a U.S. incorporated and wholly-owned subsidiary of Grifols, S.A.

The assets acquired comprised a plant in San Diego, California (United States) as well as development rights, licenses to patents and access to product manufacturers.

Grifols considers itself as one of the only vertically integrated providers capable of offering comprehensive solutions to blood and plasma donation centers.

This acquisition strengthened cash flows and positively impacted the Group’s margins. The sales revenues of the Diagnostic Division do not change as a result of the acquisition due to the existing commercialization agreement between Grifols and Hologic in place since 2014, under which Grifols commercializes this line of business.

It is expected that this acquisition will strengthen the position of the Grifols Diagnostic Division in transfusion medicine and will increase significantly the profitability of Grifols Diagnostic Division having a direct impact on the Group’s EBITDA margin. By streamlining and integrating the NAT business, operational efficiency will be in terms of production, R&D, overheads and administrative expenses.

Details of the aggregate business combination cost, the fair value of the net assets acquired and goodwill at the acquisition date are provided below:

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
Payment in cash	1,734,077	1,865,000
Result of the cancellation of the existing contract	41,894	45,057
Total business combination cost	1,775,971	1,910,057
Fair value of net assets acquired	309,551	332,923
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	1,466,420	1,577,134

As part of the purchase price allocation, the Company determined that the identifiable intangible assets were developed technology and IPR&D. The fair value of the intangible assets was estimated using the income approach. The cash flows were based on estimates used to price the transaction and the discount rates applied were benchmarked with reference to the implied rate of return from the transaction model and the weighted average cost of capital.

The developed technology assets are comprised of know-how, patents and technologies embedded in revenue. The Company applied the Relief-from-Royalty Method to determine its fair value.

IPR&D projects relate to in-progress projects that have not reached technological feasibility as of the acquisition date. All of the IPR&D assets were valued using the Multiple-Period Excess Earnings Method approach.

The excess of the purchase price over the estimated fair value of the net assets acquired was recorded as goodwill. The factors contributing to the recognition of the amount of goodwill were the acquired workforce, cost savings and benefits arising from the vertical integration of the business that will lead to efficiencies in R&D, commercial and manufacturing activities.

The expenses incurred in this transaction in 2017 amounted to approximately Euros 13 million (Euros 5.1 million in 2016).

The amounts determined at the date of acquisition of assets, liabilities and contingent liabilities were as follows:

	Fair Value
	Thousands of Euros	Thousands of US Dollars

R&D in progress	137,756	148,157
Other Intangible assets	142,174	152,908
Property, plant and equipment	24,569	26,424
Deferred Tax Assets (note 28)	16,736	18,000
Inventories	30,157	32,434

Total Assets	351,392	377,923

Current Provisions (note 20 (b))	41,841	45,000

Total liabilities and contingent liabilities	41,841	45,000

Total net assets acquired	309,551	332,923

The resulting goodwill has been allocated to the Diagnostic segment.

(b)Kiro Grifols, S.L.

On 25 July 2017 the Group acquired an additional 40% interest in Kiro Grifols, S.L for an amount of Euros 12.8 million. In September 2014 the Group subscribed a capital increase in Kiro Grifols, S.L for an amount of Euros 21 million, by virtue of which Grifols acquired 50% of Kiro Grifols, S.L.’s economic and voting rights.

As a result, Grifols owns a 90% interest in Kiro Grifols. S.L. The remaining 10% will continue to be held by Socios Fundadores Kiro, S.L. a company wholly owned by cooperatives of the Mondragon Corporation.

Grifols also entered into a joint venture & shareholders’ agreement (the “Joint Venture Agreement”) with Kiro Grifols’ partners: Mondragon Innovacion S.P.E, S.A.; Mondragon Assembly, S.Coop. and Agrupación de Fundición y Utillaje, S.Coop.. This agreement governs, among other matters, the capital increase subscribed by Grifols and the managing and governing bodies of Kiro Grifols, whether these are the Board of Directors or any other internal managing and governing bodies.

(c)Kedplasma acquisition

On 27 December 2016 Grifols entered into an agreement to acquire six new Plasma Donor Centers to the company Kedplasma, LLC, with a purchase price of US Dollars 47 million. These centers were handed over in February 2017.

Aggregate details of the combination cost, fair value of the net assets acquired and goodwill at the acquisition date are as follows:

	Thousands of Euros	Thousands of US Dollars
Cost of the business combination
Payment in cash	44,238	47,083
Total business combination cost	44,238	47,083
Fair value of net assets acquired	4,137	4,403
Goodwill (excess of the cost of the business combination over the fair value of net assets acquired)	40,101	42,680

The fair value of net assets acquired includes property, plant and equipment amounting to Euros 3,698 thousand.

Goodwill was allocated to the Bioscience segment and includes the plasma donor data base, FDA licenses and workforce retained.

At 31 December 2016, the Group advanced the sum of US Dollars 15 million related to this acquisition.